Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments available for sale, at fair value, restricted investments	₨ 1,648,213.8		₨ 1,694,645.4		$ 21,724.2
Debt Securities, Available-for-sale, Unrealized Loss	48,815.6
Net allowance for credit losses	(2,915.1)	$ (38.4)	2,915.1
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	3,622,643.8		3,524,275.8		47,748.0
Investments available for sale, at fair value, restricted investments	1,648,213.8		1,694,645.4		$ 21,724.2
Available-for-Sale Debt Securities | Accounting Guidance [Member]
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	0.0		₨ 2,915.1	₨ 0.0
HDB Debt Securities Other Than Asset And Mortgage Backed Securities | Government Issued or Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	0.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
Average credit rating	AAA	AAA
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
Average credit rating	AAA	AAA